Finance costs and finance income (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Finance Cost And Finance Income Explanatory [Abstract]
Schedule of Finance costs and finance income
	March 31, 2018	March 31, 2017	March 31, 2016
Interest on debt	$31,538,688	$26,472,908	$23,486,019
Interest to suppliers	2,826	-	764,257
Interest on loan from related party	1,959,017	1,107,351	492,791
Total interest expense	33,500,531	27,580,259	24,743,067
Add: Debt processing and other charges	608,090	1,692,567	2,320,389
Total	$34,108,621	$29,272,826	$27,063,456

Schedule of Finance income
	March 31, 2018	March 31, 2017	March 31, 2016
Interest on deposits with banks	$29,669	$263,095	$1,184,084
Other interest received	-	136	3,011
Total	$29,669	$263,231	$1,187,095